DISPOSALS AND DISCONTINUED OPERATIONS - Divestiture of India Operations - Income statement (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other income / (expense):
Income (loss) from discontinued operations before income taxes		$ (225,832)	$ 2,236,764	$ (666,318)	$ 2,128,821	$ 1,179,715	$ (345,698)
Gain on disposal of discontinued operation		19,053,911		19,053,911
Income tax benefit		(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax		13,928,079	2,236,764	13,487,593	2,128,821	1,195,801	(345,698)
Foreign currency translation adjustments		197,691	43,860	757,727	33,079	186,340	(51,383)
Discontinued operations
Results of discontinued operations:
Revenues		427,389	776,890	954,539	1,510,877	2,764,548	1,573,914
Cost of revenues		438,695	672,607	965,410	1,318,302	2,225,912	1,149,678
Gross Profit		(11,306)	104,283	(10,871)	192,575	538,636	424,236
Selling, general and administrative expenses		153,557	364,723	522,930	516,923	1,188,520	756,552
Loss from operations		(164,863)	(260,440)	(533,801)	(324,348)	(649,884)	(332,316)
Other income / (expense):
Bargain purchase gain			2,486,702		2,486,702	2,121,079
Interest expense		(46,340)	(16,414)	(116,458)	(22,559)	(127,776)	(18,209)
Other income (expense), net		(14,629)	26,916	(16,059)	(10,974)	(163,704)	4,827
Total other income (expense), net		(60,969)	2,497,204	(132,517)	2,453,169	1,829,599	(13,382)
Income (loss) from discontinued operations before income taxes		(225,832)	2,236,764	(666,318)	2,128,821	1,179,715	(345,698)
Gain on disposal of discontinued operation	$ 19,053,911	19,053,911		19,053,911
Income tax benefit		(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax		13,928,079	2,236,764	13,487,593	2,128,821	$ 1,195,801	$ (345,698)
Foreign currency translation adjustments		(197,691)	(43,860)	(757,727)	(33,079)
Comprehensive income from discontinued operations before noncontrolling interests		13,730,388	2,192,904	12,729,866	2,095,742
Comprehensive income attributable to non-controlling interests		9,489	2,733	1,665	2,733
Comprehensive Income from discontinued operations, net of tax		$ 13,720,899	$ 2,190,171	$ 12,728,201	$ 2,093,009